Liabilities and income from insurance contracts - Insurance income (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) claim	Dec. 31, 2021 USD ($) claim	Dec. 31, 2020 USD ($) claim	Dec. 31, 2019 USD ($) claim
Liabilities and income from insurance contracts
Gross premiums written	$ 4,404,000	$ 2,384,000	$ 7,203,000	$ 4,707,000
Gross ceded reinsurance premiums	(5,443,000)	(1,874,000)	(5,762,000)	(3,766,000)
Change in net unearned premiums	(193,000)	337,000	(1,195,000)	(862,000)
Net premium earned	(1,232,000)	847,000	246,000	79,000
Change in insurance claims reserves	(1,834,000)	(558,000)	(241,000)	(79,000)
Net (loss)/income on insurance contracts	(3,066,000)	289,000	5,000
Insurance underwriting commissions	815,000	381,000	172,000	56,000
Insurance administrator commissions	808,000	4,473,000	1,604,000	3,489,000
Total insurance (loss)/income	$ (1,443,000)	$ 5,143,000	$ 1,781,000	$ 3,545,000
Number of claims reported | claim	1	0	0	0
Loss reserve for reported claims	$ 0	$ 0	$ 0